UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       March 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       WoodTrust Asset Management, N.A.
Address:    181 2nd Street South
            P.O. Box 8000
            Wisconsin Rapids, WI 54495-8000

Form 13F File No: 28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Linda L. Bender
Title:      Vice President/Personal Trust Officer
Phone:      (715) 422-0210
Signature, Place, and Date of Signing:


 /s/ Linda L. Bender      Wisconsin Rapids, Wisconsin     May 1, 2003
----------------------   -----------------------------   -------------
      (Signature)               (City/State)                (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        41

Form 13F Information Table Value Total:   $78,853(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                       WOODTRUST ASSET MANAGEMENT, N.A.
                          FORM 13F INFORMATION TABLE
                                MARCH 31, 2003

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
                                                                                             VOTING AUTHORITY

                              TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT OTR
NAME OF ISSUER                 CLASS     CUSIP   (X 1,000)  PRN AMT  PRN CALL DSCRETN MGRS   SOLE    SHARED NONE
-----------------------      ---------   -----   ---------  -------  --- ---- ------- ----   ----    ------ ----
ALTRIA GROUP INC.             COM      02209S103       666    22,225          Sole            21,857    368    0
ALTRIA GROUP INC.             COM      02209S103        36     1,200          Other            1,200      0    0
AMGEN INC.                    COM      31162100      1,426    24,772          Sole            24,568    204    0
ANHEUSER-BUSCH COS INC.       COM      35229103        667    14,316          Sole            14,068    248    0
ASSOCIATED BANC-CORP          COM      45487105        233     7,221          Sole             7,221      0    0
BAXTER INTERNATIONAL INC.     COM      71813109        988    52,998          Sole            52,117    881    0
BERKSHIRE HATHAWAY INC-CL B   COM      84670207      2,295     1,074          Sole             1,059     15    0
BRISTOL MYERS SQUIBB CO.      COM      110122108       254    12,038          Sole            12,038      0    0
CISCO SYSTEMS INC.            COM      17275R102       211    16,262          Sole            16,262      0    0
COCA-COLA COMPANY             COM      191216100     1,254    30,971          Sole            30,532    439    0
COCA-COLA COMPANY             COM      191216100        53     1,300          Other            1,300      0    0
COLGATE-PALMOLIVE COMPANY     COM      194162103     1,062    19,509          Sole            19,172    337    0
DELL COMPUTER CORPORATION     COM      247025109       691    25,317          Sole            24,889    428    0
EASTMAN KODAK COMPANY         COM      277461109     1,053    35,575          Sole            34,979    596    0
EMC CORPORATION               COM      268648102       104    14,437          Sole            14,437      0    0
EMC CORPORATION               COM      268648102         0        50          Other               50      0    0
EXXON-MOBIL CORPORATION       COM      30231G102     1,678    48,010          Sole            47,499    511    0
FANNIE MAE                    COM      313586109     1,065    16,292          Sole            16,015    277    0
GENERAL ELECTRIC COMPANY      COM      369604103     2,570   100,794          Sole            99,658  1,136    0
GENERAL ELECTRIC COMPANY      COM      369604103        17       675          Other              675      0    0
HOME DEPOT INC.               COM      437076102     1,675    68,760          Sole            67,757  1,003    0
IBM CORPORATION               COM      459200101       720     9,174          Sole             9,028    146    0
ILLINOIS TOOL WORKS           COM      452308109       209     3,600          Sole             3,600      0    0
INTEL CORPORATION             COM      458140100     1,168    71,743          Sole            70,757    986    0
INTEL CORPORATION             COM      458140100        62     3,800          Other            3,800      0    0
JOHNSON & JOHNSON             COM      478160104     1,099    18,995          Sole            18,784    211    0
KIMBERLY-CLARK CORPORATION    COM      494368103       877    19,292          Sole            19,028    264    0
MARSHALL & ILSLEY CORPORATION COM      571834100     1,997    78,140          Sole            77,456    684    0
MEDTRONIC INC.                COM      585055106     1,210    26,827          Sole            26,438    389    0
MERCK & CO INC.               COM      589331107       368     6,718          Sole             6,718      0    0
MICROSOFT CORPORATION         COM      594918104       959    39,608          Sole            39,147    461    0
MICROSOFT CORPORATION         COM      594918104         3       144          Other              144      0    0
NOKIA CORPORATION ADR         COM      654902204       736    52,506          Sole            51,703    803    0
PEPSICO INC.                  COM      713448108       926    23,156          Sole            22,858    298    0
PFIZER INC.                   COM      717081103     1,974    63,363          Sole            62,564    799    0
RENAISSANCE LEARNING INC.     COM      75968L105    36,202 2,053,409          Sole         2,051,409  2,000    0
SEI INVESTMENTS COMPANY       COM      784117103       701    26,766          Sole            26,304    462    0
STORA ENSO CORPORATION        COM      86210M106     1,988   215,153          Sole           215,153      0    0
TARGET CORPORATION            COM      87612E106       711    24,287          Sole            23,877    410    0
TEXAS INSTRUMENTS INC.        COM      882508104       705    43,068          Sole            42,418    650    0
UNITEDHEALTH GROUP INC.       COM      91324P102     1,482    16,167          Sole            15,892    275    0
WAL-MART STORES INC.          COM      931142103     1,154    22,185          Sole            21,841    344    0
WALGREEN COMPANY              COM      931422109       701    23,791          Sole            23,404    387    0
WASHINGTON MUTUAL INC.        COM      939322103     1,115    31,625          Sole            31,098    527    0
WASTE MANAGEMENT INC.         COM      94106L109     1,497    70,679          Sole            69,590  1,089    0
WELLS FARGO & COMPANY         COM      949746101     1,563    34,740          Sole            34,226    514    0
WRIGLEY COMPANY               COM      982526105       728    12,891          Sole            12,674    217    0

REPORT SUMMARY                                      78,853 3,505,623                       3,487,264 18,359    0
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